Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
Quantitative information about recurring Level 3 fair value measurements, for which information about unobservable inputs is reasonably available to the Company, are as follows.

		Valuation Technique	Key Unobservable Inputs	Input Value	Effect on Fair Value from Increase in Input Value (1)
Financial Instrument	Fair Value (In thousands)			Weighted Average (Range)
March 31, 2019
Level 3 Assets
Equity method investments—third party private equity funds	$5,354	Transaction price and NAV(2)	N/A	N/A	N/A
Equity method investments—other	18,569	Discounted cash flows	Discount rate	18.5% (14.8% - 19.5%)	Decrease
Equity method investments—other	25,000	Multiple	Revenue multiple	5.5x	(3)
Equity method investments—other	129,208	Transaction price(4)	N/A	N/A	N/A
N-Star CDO bonds	64,410	Discounted cash flows	Discount rate	22.2% (13.7% - 66.2%)	Decrease
Level 3 Liabilities
Other liabilities—contingent consideration for THL Hotel Portfolio	9,312	Discounted cash flows	Discount rate	20.0%	Decrease

December 31, 2018
Level 3 Assets
Equity method investments—third party private equity funds	$5,908	Transaction price and NAV(2)	N/A	N/A	N/A
Equity method investments—other	21,831	Discounted cash flows	Discount rate	17.5% (9.1% - 18.4%)	Decrease
Equity method investments—other	25,000	Multiple	Revenue multiple	5.8x	(3)
Equity method investments—other	28,346	Transaction price(4)	N/A	N/A	N/A
N-Star CDO bonds	64,127	Discounted cash flows	Discount rate	21.6% (13.6% - 56.5%)	Decrease
Level 3 Liabilities
Other liabilities—contingent consideration for THL Hotel Portfolio	8,903	Discounted cash flows	Discount rate	20.0%	Decrease
__________

(1)
Represents the directional change in fair value that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the reverse effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measures.

(2)	Fair value was estimated based on a combination of inputs, namely indicative prices of investments sold by the Company as well as underlying NAV of the respective funds on a quarter lag.

(3)	Fair value is affected by change in revenue multiple relative to change in rate of revenue growth.
(4)
Valued based upon transaction price of investments recently acquired or offer prices on investments or underlying assets of investee pending sales. Transaction price approximates fair value for an investee engaged in multi-family development during the development stage and pending certificate of occupancy.
Fair value of PSUs, including dividend equivalent rights, was determined using a Monte Carlo simulation under a risk-neutral premise, with the following assumptions:

	2019 PSU Grant	2018 PSU Grant (4)
Expected volatility of the Company's class A common stock (1)	26.2%	29.0%
Expected annual dividend yield (2)	8.5%	7.3%
Risk-free rate (per annum) (3)	2.4%	2.1%
__________

(1)	Based upon historical volatility of the Company's stock, and where applicable, a combination of historical volatility and implied volatility on actively traded stock options of a specified peer group.

(2)	Based upon a combination of historical dividend yields and the current annualized dividends.

(3)	Based upon the continuously compounded zero-coupon US Treasury yield for the term coinciding with the remaining measurement period of the award as of valuation date.
(4)
Reflects assumptions applied in valuing the award upon modification in February 2019.

The Company relies on the third party pricing exception with respect to the requirement to provide quantitative disclosures about significant Level 3 inputs being used to determine fair value measurements for CRE debt securities, except for N-Star CDO bonds, and prior to May 2018, loans receivable and bonds payable issued by a consolidated securitization trust held by a previously consolidated N-Star CDO. The Company believes that the pricing service or broker quotations for these instruments may be based on market transactions of comparable securities, inputs including forecasted market rates, contractual terms, observable discount rates for similar securities and credit, such as credit support and delinquency rates.
Quantitative information about recurring Level 3 fair value measurements, for which information about unobservable inputs is reasonably available to the Company, are as follows.

		Valuation Technique	Key Unobservable Inputs	Input Value	Effect on Fair Value from Increase in Input Value (1)
Financial Instrument	Fair Value (In thousands)			Weighted Average (Range)
December 31, 2018
Level 3 Assets
Equity method investments—third party private equity funds	$5,908	Transaction price and NAV(2)	Not applicable	Not applicable	Not applicable
Equity method investments—other	21,831	Discounted cash flows	Discount rate	17.5% (9.1% - 18.4%)	Decrease
Equity method investments—other	25,000	Multiple	Revenue multiple	5.8x	Increase
Equity method investments—other	28,346	Transaction price(3)	Not applicable	Not applicable	Not applicable
N-Star CDO bonds	64,127	Discounted cash flows	Discount rate	21.6% (13.6% - 56.5%)	Decrease
Level 3 Liabilities
Other liabilities—contingent consideration for THL Hotel Portfolio	8,903	Discounted cash flows	Discount rate	20.0%	Decrease

December 31, 2017
Level 3 Assets
Equity method investments—third party private equity funds	$204,774	Discounted cash flows	Discount rate	14.6% (11.0% - 20.0%)	Decrease
Equity method investments—other	26,408	Discounted cash flows	Discount rate	14.2% (8.8% - 14.8%)	Decrease
Equity method investments—other	132,719	Transaction price(3)	Not applicable	Not applicable	Not applicable
N-Star CDO bonds	90,933	Discounted cash flows	Discount rate	24.0% (10.8% - 87.4%)	Decrease
Level 3 Liabilities
Due to affiliates—contingent consideration for Internalization	20,650	Monte Carlo simulation	Benchmark FFO volatility	11.8%	Increase
			Equity volatility	18.7%	Increase
			Correlation (4)	80.0%	Increase
Other liabilities—contingent consideration for THL Hotel Portfolio	7,419	Discounted cash flows	Discount rate	20.0%	Decrease
__________

(1)
Represents the directional change in fair value that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the reverse effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measures.

(2)	Fair value was estimated based on a combination of inputs, namely indicative prices of investments sold by the Company as well as underlying NAV of the respective funds on a quarter lag.

(3)	Valued based upon transaction price of investments recently acquired or offer prices on investments pending sales.
(4)
Represents assumed correlation between Benchmark FFO and the Company's class A common stock price.
Fair value of PSUs, including dividend equivalent rights, was determined using a Monte Carlo simulation under a risk-neutral premise, with the following assumptions:

2018 PSU Grant
Expected volatility of the Company's class A common stock (1)	38%
Expected annual dividend yield (2)	7.6%
Risk-free rate (per annum) (3)	2.44%
__________

(1)	Based on a combination of implied volatilities on actively traded stock options and historical volatilities, on the stock of the Company and the specified peer group.

(2)	Based on an average of the Company's current and historical dividend yields.
(3)
Based on the prevailing 3-year zero coupon US Treasury yield on grant date.

Components of Share-Based Compensation
Equity-based compensation, excluding expense related to the industrial segment which is presented as discontinued operations (Note 15), is as follows:

	Three Months Ended March 31,
(In thousands)	2019	2018
Compensation expense (including $122 and $22 amortization of fair value of dividend equivalent right)	$5,914	$11,714

Equity-based compensation expense, excluding amounts related to the industrial segment which is presented as discontinued operations (Note 18), is included in the following line items in the consolidated statements of operations:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Compensation expense (including $270, $0 and $0 amortization of fair value of dividend equivalent right)	$38,928	$146,563	$13,012
Earnings from investments in unconsolidated ventures	—	61	—
Investment and servicing expense	—	4,070	—
	$38,928	$150,694	$13,012

Nonvested Shares Under Director Stock Plan and Equity Incentive Plan
Changes in the Company’s unvested equity awards are summarized below:

					Weighted Average Grant Date Fair Value
	Restricted Stock	DSUs	PSUs (1)	Total	PSUs	All Other Awards
Unvested shares and units at December 31, 2018	5,422,090	183,134	2,043,949	7,649,173	$5.09	$9.39
Granted	2,752,005	27,391	3,451,992	6,231,388	2.79	5.24
Vested	(1,627,193)	(23,772)	—	(1,650,965)	—	11.40
Forfeited	(93,018)	—	(9,994)	(103,012)	4.56	5.51
Unvested shares and units at March 31, 2019	6,453,884	186,753	5,485,947	12,126,584	$3.65	$7.21
__________

(1)
Represents the number of PSUs granted which does not reflect potential increases or decreases that could result from the final outcome of the total shareholder return at the end of the performance period.

Changes in the Company’s unvested equity awards are summarized below:

						Weighted Average Grant Date Fair Value
	Restricted Stock	LTIP Units	DSUs	PSUs (1)	Total	PSUs	All Other Awards
Unvested shares and units at December 31, 2017	9,149,516	3,506,387	78,267	—	12,734,170	$—	$14.53
Granted	3,605,137	—	263,506	2,138,858	6,007,501	5.09	6.19
Vested	(7,121,545)	(3,506,387)	(158,639)	—	(10,786,571)	—	14.27
Forfeited	(211,018)	—	—	(94,909)	(305,927)	5.09	11.42
Unvested shares and units at December 31, 2018	5,422,090	—	183,134	2,043,949	7,649,173	$5.09	$9.39
__________

(1)
Represents the number of PSUs granted which does not reflect potential increases or decreases that could result from the final outcome of the total shareholder return at the end of the performance period. No PSUs were granted during 2017 and 2016.